Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accrued Expenses
Accrued Expenses

7. Accrued Expenses

Accrued expenses consist of the following:

	June 30,	December 31,
(In thousands)	2012	2011

Research costs	$805	$2,276
Payroll and employee benefits	515	586
Professional fees	304	472
Vacation	118	79
Accrued interest on notes payable	392	177

Total accrued expenses	$2,134	$3,590

9. Accrued expenses

Accrued expenses consist of the following:

	December 31,
	2011	2010

Research costs	$2,276	$1,913
Payroll and employee benefits	586	473
Professional fees	472	243
Vacation	79	79
Restructuring	—	63
Interest	177	—

Total accrued expenses	$3,590	$2,771